Related Parties Transactions (Details) - Schedule of Revenue Due From Related Parties - Current - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Schedule of Due From Related Parties - Current [Line Items]
Revenue - related parties	$ 2,055	$ 904,043
Rgene [Member]
Schedule of Due From Related Parties - Current [Line Items]
Revenue - related parties	$ 2,055	$ 904,043